Stockholder's Equity and Dividend Restrictions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares issued	7,232,986	7,032,000
Common stock, shares outstanding	7,232,986	7,032,000
Net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners
Net income	$ 187,232	$ 134,091	$ 175,292
Capital and surplus	$ 1,114,764	1,000,938
Percentage of ACL as minimum level of TAC before corrective action commences	200.00%
Dividends paid to the parent company, GWL&A Financial	$ 139,533	$ 316,401	$ 102,436
Dividends available for distribution without prior approval	111,476
Colorado Division of Insurance
Net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners
Capital and surplus	2,000
Net gain from operations	$ 189,576